--------------------------------------------------------------------------------

Meeder
   Advisor Funds

   International
   Equity Fund

   2001
   Annual Report

   December 31, 2001


Meeder
   Advisor Funds

   P.O. Box 7177
   Dublin, Ohio 43017
   800-494-3539

   Distributed by
   Adviser Dealer Services, Inc.

--------------------------------------------------------------------------------

Meeder
  Advisor Funds


International Equity Fund
--------------------------------------------------------------------------------------
Performance Perspective

Period & Average Annual Total Returns                          1        3      Since
as of December 31, 2001                                     year    years  Inception
--------------------------------------------------------------------------------------
International Equity Fund (before sales charges)         -23.40%   -4.79%     0.17%/1/
--------------------------------------------------------------------------------------
International Equity Fund (net of sales charges*)        -27.81%   -6.64%    -1.19%/1/
--------------------------------------------------------------------------------------
MSCI EAFE Index                                          -21.44%   -5.05%     0.00%/2/
--------------------------------------------------------------------------------------
Average Foreign Stock Fund                               -21.20%   -1.21%     1.07%/2/
--------------------------------------------------------------------------------------
/1/ Inception Date: 9/2/97. /2/ Average annual total return from 9/1/97 to 12/31/01.

* Reflects the deduction of 5.75% sales charges

--------------------------------------------------------------------------------------

Annual Market Perspective

[PHOTO]

Andrew Hitchings
Portfolio Manager

The International Equity Fund returned -23.40% before sales charges for the year, compared with the -21.44% annual return for the MSCI EAFE Index.

World equity markets declined significantly more than U.S. stock markets in 2001. We adjusted to the poor market conditions by adding exposure to more defensive sectors such as consumer goods, pharmaceuticals, and utilities. Still, select positions in telecommunications and technology hampered performance for some of the year.

Regionally, we remain focused on Europe and the U.K. as conditions in the Japanese stock market remains dismal. The Japanese economy is now in its third recession in 10 years and signs of a near-term recovery are hard to find. The one bright spot in the region is the weakness of the Yen, which could make Japanese exports more attractive to consumers overseas.

European and British markets rebounded in the 4th Quarter as consumer demand remained strong. The Fund's defensive stance, however, constrained returns for the period. In light of the continued uncertainty of a global economic recovery, we believe the Fund is well positioned for the current market environment. We are concerned about the prospects for growth in the near-term, but lower interest rates and investor optimism could provide necessary support for future gains in the global equity markets.





Past performance is not a guarantee of future results. All performance figures represent period and average annual total returns for the periods ended 12/31/01, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of the International Equity Fund during each period shown above.

In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks are magnified in countries with emerging markets, which may have relatively unstable governments and less established economies.

The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australia, and the Far East. The MSCI EAFE Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.

2                                         2001 Annual Report | December 31, 2001

Meeder
  Advisor Funds


--------------------------------------------------------------------------------
Regional Holdings*                                      as of December 31, 2001

                                    [CHART]

                          1) Europe                 52%
                          2) United Kingdom         24%
                          3) Japan                  17%
                          4) Australia/New Zealand   4%
                          5) Pacific Rim (ex. Japan) 3%

* Regional Holdings are subject to change.

--------------------------------------------------------------------------------
Results of a $10,000 Investment

                                    [CHART]

                             [PLOT POINTS TO COME]

                          International                      Morningstar
      International        Equity Fund        MSCI EAFE    Average Foreign
       Equity Fund    (after sales charges)     Index        Stock Fund






The chart compares the International Equity Fund's shares to benchmark indices. It is intended to give you a general idea of how the Fund performed compared to these benchmarks over the period 9/2/97-12/31/01. It is important to understand differences between your Fund and these indices. An index measures performance of a hypothetical portfolio.

A market index such as the MSCI EAFE Index is not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. For a description of the broad based index referred to on this page, please refer to the previous page.

Past performance is no guarantee of comparable future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the historical performance shown.

2001 Annual Report | December 31, 2001                                         3

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

                        International Equity Portfolio

                        International Equity Portfolio

                                                         Shares or
 Security Description                                   Face Amount    Value
 --------------------                                   ----------- -----------
  Common Stocks -- 99.4%
 Australia -- 3.3%
 BHP Billiton Ltd.                                        57,000    $   305,504
 Macquarie Bank Ltd.                                      15,600        298,231
 Woolworths Ltd.                                          41,000        235,236
                                                                    -----------
                                                                        838,971
                                                                    -----------
 Belgium -- 1.6%
 Delhaize Le Lion                                          2,423        126,209
 Fortis AG                                                10,730        278,733
                                                                    -----------
                                                                        404,942
                                                                    -----------
 Finland -- 2.4%
 Nokia Oyj                                                19,383        500,231
 UPM-Kymmene Oyj                                           3,540        117,511
                                                                    -----------
                                                                        617,742
                                                                    -----------
 France -- 14.6%
 Air Liquide SA                                            1,077        151,068
 Aventis SA                                                2,738        194,588
 Axa                                                       3,890         81,360
 BNP Paribas SA                                            2,111        189,062
 Bouygues SA                                               5,558        182,271
 Cap Gemini SA                                             2,045        147,797
 Casino Guichard Perrachon                                 1,398        107,951
 Essilor International SA                                  4,400        133,120
 France Telecom SA                                         3,940        157,650
 LaFarge                                                   2,391        223,515
 Pernod-Ricard                                             1,743        135,135
 Pinault Pritemps Redoute SA                               1,365        175,894
 Sanofi Synthelabo SA                                      5,723        427,384
 Schneider SA                                              2,303        110,825
 Suez SA                                                   8,100        245,422
 Total Fina SA                                             3,168        452,836
 Valeo SA                                                  2,978        118,892
 Vinci                                                     1,926        113,022
 Vivendi Universal                                         5,607        307,296
                                                                    -----------
                                                                      3,655,088
                                                                    -----------
 Germany -- 10.3%
 Allianz AG                                                1,367        324,042
 Bayer AG                                                  3,040         96,986
 Bayerische Hypo-und Vereinsbank AG                        2,000         61,168
 Deutsche Bank AG                                          5,212        368,787
 Deutsche Boerse AG                                        1,878         72,315
 Deutsche Lufthansa AG                                    17,500        233,927
 Deutsche Telekom AG                                      12,115        208,368
 E.On AG                                                   4,209        218,674
 Muenchener Rueckversicherungs -- Gesellschaft AG            558        151,640
 Porsche AG                                                  458        174,238
 Sap Ag-Vorzug                                               983        128,159
 Schering AG                                               2,957        157,054
 Siemens AG                                                4,618        305,975
 Union Electric Fenosa                                     5,340         86,514
                                                                    -----------
                                                                      2,587,847
                                                                    -----------
 Hong Kong -- 2.2%
 China Mobile Ltd. #                                      30,500        107,365
 Hang Seng Bank Ltd.                                      13,300        146,253

                                                         Shares or
Security Description                                    Face Amount    Value
--------------------                                    ----------- -----------
 Common Stocks -- continued
Hutchison Whampoa Ltd.                                    20,800    $   200,719
Sun Hung Kai Properties Ltd.                              13,000        105,028
                                                                    -----------
                                                                        559,365
                                                                    -----------
Ireland -- 0.6%
Elan Corp. PLC #                                           2,405        109,139
Independent News & Media PLC                              23,007         43,056
                                                                    -----------
                                                                        152,195
                                                                    -----------
Italy -- 3.3%
Assicurazioni Generali                                     1,999         55,544
Autostrade SpA                                            24,621        171,140
Banca Nazionale del Lavoro                                49,353         99,925
ENI SpA                                                   14,439        180,799
Telecom Italia SpA                                        24,029        205,569
Unicredito Italiano SpA                                   29,709        118,926
                                                                    -----------
                                                                        831,903
                                                                    -----------
Japan -- 16.9%
Aichi Steel Corp.                                         37,000        182,373
Ariake Japan Co. Ltd                                       4,300        136,835
Asahi Breweries                                           22,000        196,992
East Japan Railway Co.                                        35        168,262
Leopalace21 Corp. #                                       50,000        137,845
Mitsui Marine & Fire Insurance Co., Ltd.                  45,000        210,185
NEC Corp.                                                 20,000        203,083
NTT DoCoMo, Inc.                                               5         58,479
Nippon Telegraph & Telephone Corp.                            29         94,046
Nomura Securities Co., Ltd.                               10,000        127,592
Rohm Co., Ltd.                                             1,700        219,617
Sanyo Electric Co., Ltd.                                  58,000        272,666
Seven-Eleven Japan Co. Ltd.                                1,000         36,303
Sony Corp.                                                 7,100        322,997
Sumitomo Electric Industries                              27,000        187,628
Takeda Chemical Industries                                 9,000        405,331
Tokyo Electric Power Co.                                   9,100        192,823
Tokyo Gas Co.                                             70,000        186,603
Toyoda Automatic Looms Works, Ltd.                        15,000        217,589
Toyota Motor Corp.                                        18,200        458,905
Yamato Transport Co., Ltd.                                11,000        206,349
                                                                    -----------
                                                                      4,222,503
                                                                    -----------
Netherlands -- 6.7%
Aegon NV                                                   5,515        149,407
Akzo Nobel NV                                              3,074        137,381
Elsevier NV                                               11,024        130,463
Heineken NV                                                6,081        230,799
ING Groep NV                                              10,247        261,529
Koninklijke Ahold NV                                       4,500        131,053
Royal Dutch Petroleum Co.                                  8,051        408,237
Vedior NV                                                  5,585         67,041
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit    5,819        178,955
                                                                    -----------
                                                                      1,694,865
                                                                    -----------
New Zealand -- 0.2%
Fisher & Paykel Healthcare Corp.                           4,540         32,369
Fisher & Paykel Appliances Holdings Ltd. #                 4,730         19,919
                                                                    -----------
                                                                         52,288
                                                                    -----------

Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

                        International Equity Portfolio

                        International Equity Portfolio

                                                         Shares or
 Security Description                                   Face Amount    Value
 --------------------                                   ----------- -----------
  Common Stocks -- continued
 Norway -- 0.9%
 DnB Holding ASA                                          13,429    $    60,566
 Tandberg ASA #                                            3,500         78,146
 Telenor ASA                                              22,400         96,526
                                                                    -----------
                                                                        235,238
                                                                    -----------
 Portugal -- 0.8%
 Portugal Telecom SA #                                    25,329        197,504
                                                                    -----------
 Singapore -- 1.0%
 Singapore Press Holdings Ltd.                            10,000        118,125
 United Overseas Bank Ltd.                                22,000        151,396
                                                                    -----------
                                                                        269,521
                                                                    -----------
 Spain -- 2.8%
 Banco Bilbao Vizcaya Argentaria                          12,104        149,932
 Endesa SA                                                12,021        188,219
 Telefonica SA #                                          28,511        381,876
                                                                    -----------
                                                                        720,027
                                                                    -----------
 Sweden -- 1.9%
 Telefonaktiebolaget LM Ericsson AB                       18,000         98,207
 Svenska Handelsbanken AB                                 16,400        241,747
 Volvo AB                                                  8,234        138,714
                                                                    -----------
                                                                        478,668
                                                                    -----------
 Switzerland -- 6.4%
 Clariant AG                                               3,200         60,295
 Nestle SA                                                 1,934        412,804
 Novartis AG                                               8,797        318,251
 Roche Holdings AG                                         1,019         72,808
 Serono SA                                                   189        165,126
 Swiss Re                                                  1,391        140,065
 UBS AG #                                                  8,785        443,885
                                                                    -----------
                                                                      1,613,234
                                                                    -----------
 United Kingdom -- 23.5%
 AWG PLC #                                                 3,200         25,160
 Amvescap PLC                                              2,193         31,643
 AstraZeneca PLC                                           2,500        112,767
 BAE Systems PLC                                          40,600        182,957
 BP Amoco PLC                                             73,000        567,578
 BT Group PLC                                             34,326        126,446
 Barclays PLC                                              5,883        194,869
 Batm Advanced Communications, Ltd #                       9,500          6,224
 British American Tobacco PLC                             15,220        129,084
 British Sky Broadcasting Group PLC #                      7,000         77,052
 Canary Wharf Group PLC #                                 10,500         68,146
 Compass Group PLC                                        18,200        136,471
 Debenhams PLC                                             5,800         34,961
 Diageo PLC                                               15,620        178,530
 Exel PLC                                                 14,500        165,729
 Fibernet Group PLC #                                      8,200         56,413
 First Choice Holidays PLC                                15,000         27,409
 Glaxosmithkline PLC                                      26,470        664,050
 HBOS PLC                                                 21,330        247,210
 HSBC Holdings PLC                                        33,177        389,344
 Kingfisher PLC                                            5,454         31,844
 Lattice Group PLC                                        36,280         82,405

                                                         Shares or
 Security Description                                   Face Amount    Value
 --------------------                                   ----------- -----------
  Common Stocks -- continued
 Legal & General Group PLC                                 60,000   $   138,902
 Lloyds TSB Group PLC                                      19,552       212,369
 Logica PLC                                                 5,553        51,745
 Luminar PLC                                                3,000        36,844
 Man Group PLC                                              3,000        52,067
 National Grid Group PLC                                    9,500        59,201
 National Power                                            15,400        45,405
 Provident Financial PLC                                    5,144        48,308
 Prudential PLC                                            22,000       254,975
 QXLRicardo PLC #                                          85,000         3,094
 Railtrack Group PLC**                                      3,521            --
 Rank Group PLC                                            17,875        59,860
 Reuters Group PLC                                          8,568        84,830
 Rio Tinto PLC                                              3,500        67,063
 Royal Bank of Scotland Group PLC                           9,061       220,584
 Sage Group PLC                                            12,000        39,923
 Sainsbury (J) PLC                                         29,000       154,540
 Tesco PLC                                                 26,200        94,986
 United Utilities                                           7,400        66,316
 Vodafone Group PLC                                       250,000       654,290
                                                                    -----------
                                                                      5,881,594
                                                                    -----------
 Total Common Stocks (Cost $27,196,018)                              25,013,495
                                                                    -----------
 Total Investments -- 99.4% (Cost $27,196,018)                       25,013,495
                                                                    -----------
 Other Assets less Liabilities -- 0.6%                                  147,681
                                                                    -----------
 Total Net Assets -- 100.0%                                         $25,161,176
                                                                    -----------
  Trustee Deferred Compensation*
 Flex-funds Highlands Growth Fund                             482   $     7,624
 Flex-funds Muirfield Fund                                  1,033         4,369
 Flex-funds Total Return Utilities Fund                       218         4,083
 Meeder Advisor International Equity Fund                     443         4,519
                                                                    -----------
 Total Trustee Deferred Compensation (Cost $25,864)                 $    20,595
                                                                    -----------

#  Represents non-income producing securities.
* Assets of affiliates to the International Equity Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.
** Shares suspended and company declared insolvent.

   Portfolio Composition by Industry as of December 31, 2001 (as a     percent
of total investments):

                   Capital Goods, Materials & Services  18.4%
                   Consumer Goods                       11.2%
                   Finance                              26.3%
                   Health                               10.5%
                   Technology                           15.3%
                   Transportation                        6.9%
                   Utilities                            11.4%
                                                       ------
                   Total                               100.0%
                                                       ------

See accompanying notes to financial statements.

Statement of Assets & Liabilities
December 31, 2001
--------------------------------------------------------------------------------

                                                                             International
                                                                              Equity Fund
                                                                             -------------
Assets
Investments in corresponding portfolio, at value                              $15,329,675
Receivable for capital stock issued                                                 5,823
Unamortized organization costs                                                      3,885
Other assets                                                                       10,141
------------------------------------------------------------------------------------------
Total Assets                                                                   15,349,524
------------------------------------------------------------------------------------------

Liabilities
Payable for capital stock redeemed                                                 58,191
Accrued distribution plan fees (12b-1) and shareholder service fees                 1,920
Accrued transfer agent, fund accounting and administrative fees                     9,039
Accrued audit fees                                                                  7,600
Other accrued liabilities                                                           1,868
------------------------------------------------------------------------------------------
Total Liabilities                                                                  78,618
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Net Assets                                                              $15,270,906
------------------------------------------------------------------------------------------

Net Assets
Capital                                                                       $21,013,890
Accumulated undistributed (distributions in excess of) net investment income      (29,017)
Accumulated undistributed net realized gain (loss) from investments            (3,018,729)
Net unrealized appreciation (depreciation) of investments                      (2,695,238)
------------------------------------------------------------------------------------------
Total Net Assets                                                              $15,270,906
------------------------------------------------------------------------------------------

Capital Stock Outstanding
  (indefinite number of shares authorized, $0.10 par value)                     1,484,868
Net Asset Value -- Redemption Price Per Share                                 $     10.28
Maximum Sales Charge                                                                5.75%
Maximum Offering Price Per Share                                              $     10.91

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                                International
                                                                                   Equity
                                                                                    Fund
                                                                                -------------
Investment Income
Interest*                                                                        $    23,603
Dividends*                                                                           369,345
Foreign taxes withheld*                                                              (37,651)
Net expenses from Corresponding Portfolio                                            (39,518)
---------------------------------------------------------------------------------------------
Total Investment Income                                                              315,779
---------------------------------------------------------------------------------------------

Expenses
Investment advisor                                                                   190,037
Fund accounting                                                                       29,999
Transfer agent                                                                        25,876
Administrative                                                                        10,782
Custodian                                                                             65,598
Distribution plan and shareholder service                                              7,492
Audit                                                                                 14,001
Trustee                                                                               11,067
Registration and filing                                                                8,745
Amortization of organizational costs                                                   5,826
Printing                                                                               5,215
Legal                                                                                  2,267
Postage                                                                                3,745
Insurance                                                                              2,873
Other                                                                                  6,069
---------------------------------------------------------------------------------------------
Total Expenses                                                                       389,592
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                         (73,813)
---------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments and foreign currency transactions*   (2,954,523)
Net change in unrealized appreciation (depreciation) of investments*              (3,466,068)
---------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments                            (6,420,591)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                               $(6,494,404)
---------------------------------------------------------------------------------------------

* These amounts include the Fund's allocated amounts from its corresponding Portfolio, which commenced operations on November 2, 2001. Please see note #1 for more information.

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Years Ended December 31, 2001 and December 31, 2000
--------------------------------------------------------------------------------

                                                                    International Equity Fund
                                                                    -------------------------
                                                                        2001         2000
                                                                    ------------  -----------
Operations
Net investment income (loss)                                        $    (73,813) $   (96,087)
Net realized gain (loss) from investments and futures contracts       (2,954,523)   1,717,373
Net change in unrealized appreciation (depreciation) of investments   (3,466,068)  (4,896,918)
----------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                    (6,494,404)  (3,275,632)
----------------------------------------------------------------------------------------------

Distributions to Shareholders
In excess of net investment income                                            --       (4,484)
From net realized gain from investments and futures contracts                 --   (2,164,287)
In excess of realized gain from investments and futures contracts             --      (35,803)
From tax return of capital                                                    --      (81,281)
----------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions                         --   (2,285,855)
----------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                                13,199,362    4,337,756
Reinvested                                                                    --    2,304,281
Redeemed                                                             (12,626,231)  (3,362,497)
----------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions             573,131    3,279,540
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Change in Net Assets                                            (5,921,273)  (2,281,947)
----------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                     21,192,179   23,474,126
----------------------------------------------------------------------------------------------

Net Assets -- End of Period                                         $ 15,270,906  $21,192,179
----------------------------------------------------------------------------------------------

Share Transactions
Issued                                                                 1,145,621      266,835
Reinvested                                                                    --      173,678
Redeemed                                                              (1,236,631)    (215,846)
----------------------------------------------------------------------------------------------
Net change in shares                                                     (91,010)     224,667
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


International Equity Fund

                                                                 2001      2000      1999      1998      1997*
                                                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                            $ 13.45   $ 17.37   $ 14.47   $ 12.18   $ 12.50
-----------------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)                                      (0.08)    (0.06)    (0.04)    (0.02)    (0.02)
Net gains (losses) on securities (both realized and unrealized)   (3.09)    (2.26)     4.31      2.43     (0.30)
-----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  (3.17)    (2.32)     4.27      2.41     (0.32)
-----------------------------------------------------------------------------------------------------------------

Less Distributions
In excess of net investment income                                   --        --        --     (0.04)       --
From net capital gains                                               --     (1.47)    (1.37)    (0.08)       --
In excess of net capital gains                                       --     (0.08)       --        --        --
From tax return of capital                                           --     (0.05)       --        --        --
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                                  --     (1.60)    (1.37)    (0.12)       --
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $ 10.28   $ 13.45   $ 17.37   $ 14.47   $ 12.18
-----------------------------------------------------------------------------------------------------------------

Total Return (excludes sales charges and assumes reinvestment
  of distributions)(1)                                           (23.40)%  (13.37)%   30.07%    19.78%    (2.56)%

Ratios/Supplemental Data
Net assets, end of period ($000)                                $15,271   $21,192   $23,474   $18,273   $12,190
Ratio of expenses to average net assets(2)                         1.81%     1.87%     2.00%     2.00%     2.00%
Ratio of net investment income (loss) to average net assets(2)    (0.34)%   (0.41)%   (0.28)%   (0.18)%   (0.43)%
Ratio of expenses to average net assets before reimbursement of
  fees(2)                                                          1.81%     1.87%     2.37%     2.17%     2.68%
Portfolio turnover rate(1)(3)                                     94.20%    69.03%    72.52%    86.13%    12.71%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) Represents turnover rate of International Equity Fund and corresponding Portfolio for the year. Please see note #1 for more information.
*  Commenced operations on September 2, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2001
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. Only the financial statements of the International Equity Fund (the "Fund") are in this report. Shares of the Fund are subject to an initial sales charge imposed at the time of purchase and certain redemptions may have a contingent deferred sales charge applied to it in accordance with the Fund's prospectus. The Fund invests substantially all of its assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                              Percentage of
                                                            Portfolio Owned by
                                                                Fund as of
  Fund                       Portfolio                      December 31, 2001
  ----                       ---------                      -----------------
  International Equity Fund* International Equity Portfolio         61%

* Prior to November 2, 2001, the Fund was a stand-alone fund and thus did not invest its assets in a corresponding open-end management investment company. On November 2, 2001, in a tax-free transaction, the Fund contributed its securities to a corresponding open-end management investment company. The cost basis and value of the contributed securities was $27,418,014 and $24,073,141, respectively. Prior to the November 2, 2001 reorganization, the Fund recorded investment and income transactions in a manner similar to those described in the Portfolio's notes to financial statements included elsewhere in this report.

The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income on an annual basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets. Differences identified and reclasses made for the period ended December 31, 2001 are as follows:

                                                           Undistributed Net
                                         Undistributed Net  Realized Gains
                               Capital   Investment Income    and Losses
                              ---------  ----------------- -----------------
    International Equity Fund $(116,964)     $(44,137)         $161,101

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

The costs related to the organization of the Fund has been deferred and is being amortized by the Fund on a straight-line basis over a five-year period.

2.  Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. Under a separate Investment Subadvisory Agreement with MAM, CGU Fund Management ("CGU") serves as subadvisor of the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.12% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MFSCo serves as accounting services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of:

    a. 0.03% of the first $100 million of average daily net assets, 0.02% of the next $150 million of average daily net assets, and 0.01% in excess of $250 million of average daily net assets, or

    b. $30,000.

Prior to May 1, 2001, MAM voluntarily agreed to reimburse the Fund for the amount by which annual expenses (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceeded 2.00% of average daily net assets. Effective May 1, 2001, MAM ceased the voluntary reimbursement of expenses mainly due to the fact that the Fund has been able to operate under the prior expense limitation.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution and service plan with Adviser Dealer Services, Inc. (the "Distributor"). Under each plan, the Fund pays the Distributor fees at an annual rate of up to 0.25% of average daily net assets. The Fund does not pay the Distributor a distribution or service fee on certain assets.

For the year ended December 31, 2001, the Distributor received $69 in sales commissions from the sale of the Funds shares.

3.  Federal Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward of $2,398,828 as of December 31, 2001, which is available to offset future capital gains, if any. This carryforward expires in 2009.

                     End of Notes to Financial Statements
--------------------------------------------------------------------------------
Other Information Regarding Trustees and Officers (unaudited)

For information on the trustees and officers of the Trust, please see Other Information Regarding Trustees and Officers for the Portfolio, which are included elsewhere in this report.

                         Independent Auditors' Report

To the Shareholders and The Board of Trustees of the Meeder Advisor Funds Trust (formerly The Flex-Partners Trust):

We have audited the accompanying statement of assets and liabilities of the Meeder Advisor Funds--International Equity Fund (the Fund) as of December 31, 2001, and the related statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 22, 2002

Statement of Assets & Liabilities
December 31, 2001
--------------------------------------------------------------------------------


                                                              International
                                                                 Equity
                                                                Portfolio
                                                              -------------
    Assets
    Investments, at value*                                     $25,013,495
    Trustee deferred compensation investments, at value             20,595
    Cash                                                           107,556
    Interest and dividend receivable                                 9,689
    Prepaid expenses/other assets                                   61,301
    -----------------------------------------------------------------------
    Total Assets                                                25,212,636
    -----------------------------------------------------------------------

    Liabilities
    Payable for Trustee Deferred Compensation Plan                  20,595
    Payable to investment advisor                                   30,865
    -----------------------------------------------------------------------
    Total Liabilities                                               51,460
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Total Net Assets                                           $25,161,176
    -----------------------------------------------------------------------

    Net Assets
    Capital                                                    $27,343,699
    Net unrealized appreciation (depreciation) of investments   (2,182,523)
    -----------------------------------------------------------------------
    Total Net Assets                                           $25,161,176
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    * Securities at cost                                       $27,196,018
    -----------------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                                                   International
                                                                                                      Equity
                                                                                                    Portfolio*
                                                                                                   -------------
Investment Income
Interest                                                                                            $      867
Dividends                                                                                               30,050
Foreign taxes withheld                                                                                  (2,405)
----------------------------------------------------------------------------------------------------------------
Total Investment Income                                                                                 28,512
----------------------------------------------------------------------------------------------------------------

Expenses
Investment advisor                                                                                      41,647
Custodian                                                                                               22,500
----------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                          64,147
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                                           (35,635)
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions and distributions of realized gains by other
  investment companies                                                                                (463,823)
Net change in unrealized appreciation (depreciation) of investments                                  1,162,350
----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments                                                 698,527
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                                                  $  662,892
----------------------------------------------------------------------------------------------------------------

*  Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Statement of Changes in Net Assets
For the Period Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                                        International
                                                                                           Equity
                                                                                          Portfolio
                                                                                        -------------
                                                                                            2001*
                                                                                        -------------
Operations
Net investment income (loss)                                                             $   (35,635)
Net realized gain (loss) from investments and futures contracts                             (463,823)
Net change in unrealized appreciation (depreciation) of investments                        1,162,350
-----------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                           662,892
-----------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                                             27,884,528
Withdrawals                                                                               (3,386,244)
-----------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors' beneficial interests   24,498,284
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                                25,161,176
-----------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                                                 --
-----------------------------------------------------------------------------------------------------
Net Assets -- End of Period                                                              $25,161,176
-----------------------------------------------------------------------------------------------------

*  Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For Each Fiscal Period Ended December 31,
--------------------------------------------------------------------------------

International Equity Portfolio

                                                                     2001*
                                                                    --------
   Total Return(1)                                                     2.49%

   Net assets, end of period ($000)                                 $ 25,161
   Ratio of expenses to average net assets(2)                          1.54%
   Ratio of net investment income (loss) to average net assets(2)    (0.86)%
   Ratio of expenses to average net assets before waiver of fees(2)    1.54%
   Portfolio turnover rate(1)                                         94.20%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
*   Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2001
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The International Equity Fund* (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes, the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution. The investment objective of the Portfolio is to seek long-term growth from investing primarily in equity securities of foreign issuers.

* Prior to November 2, 2001, the Fund was a stand-alone fund and thus did not invest its assets in a corresponding open-end management investment company. On November 2, 2001, in a tax-free transaction, the Fund contributed its securities to the Portfolio, a corresponding open-end management investment company. The cost basis and value of the contributed securities was $27,418,014 and $24,073,141, respectively.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Securities owned by the Portfolio are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. These prices are obtained from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees"). If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Trustees.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Foreign currency translation. Accounting records of the Portfolio are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Portfolio are denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward currency contracts. The Portfolio may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by International as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, International records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Futures & options. The Portfolio may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those that are being considered for purchase.

To the extent that the Portfolio enters into futures contracts on an index or group of securities, the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Portfolio records realized gains or losses for the daily variation margin.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolio may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current market value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received. The Portfolio did not participate in options during the year.

Federal income taxes. The Portfolio will be treated as partnerships for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolios ordinary income and capital gains. It is the Portfolios policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, (except in the case of foreign securities, in which dividends are recorded as soon after the ex-dividend as the Portfolio becomes aware of such dividends), and interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

2.  Investment Transactions

For the year ended December 31, 2001, the cost of purchases and proceeds from sales or maturities of long-term investments were $31,199,829 and $21,029,635, respectively.

The U.S. federal income tax basis of the Portfolio's investments at December 31, 2001 was $27,704,695 and net unrealized depreciation for U.S. federal income tax purposes was $2,691,200 (gross unrealized appreciation $1,188,809; gross unrealized depreciation $3,880,009).

3.  Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. Under a separate Investment Subadvisory Agreement with MAM, CGU Fund Management ("CGU") serves as subadvisor of the Portfolio.

For such services the Portfolio pays monthly an annual fee of 1.00% of average daily net assets. As subadvisor to the Portfolio, CGU is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

                     End of Notes to Financial Statements
--------------------------------------------------------------------------------

Other Information Regarding Trustees and Officers (unaudited)

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Portfolio and elect their officers. The officers are responsible for the Portfolio's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

                                                             Principal
Name, Address (1), and     Position and Length of     Occupation During Past
Year of Birth                    Service (2)                Five Years
-------------             -------------------------- --------------------------
Robert S. Meeder,         Trustee and President      Chairman of Meeder Asset
Sr.* Year of Birth: 1929                             Management, Inc., an
                                                     investment advisor;
                                                     Chairman and Director of
                                                     Mutual Funds Service Co.,
                                                     the Fund Complex's
                                                     transfer agent; Director
                                                     of Adviser Dealer
                                                     Services, Inc., the Fund
                                                     Complex's Distributor.

Milton S.                 Trustee                    Retired; formerly a
Bartholomew Year of                                  practicing attorney in
Birth: 1929                                          Columbus, Ohio; member of
                                                     the Fund Complex's Audit
                                                     Committee.

Roger D. Blackwell Year   Trustee                    Professor of Marketing
of Birth: 1940                                       and Consumer Behavior,
                                                     The Ohio State
                                                     University; President of
                                                     Blackwell Associates,
                                                     Inc., a strategic
                                                     consulting firm.

Robert S. Meeder,         Trustee and Vice President President of Meeder Asset
Jr.* Year of Birth: 1961                             Management, Inc.

Walter L. Ogle Year of    Trustee                    Retired; formerly
Birth: 1937                                          Executive Vice President
                                                     of Aon Consulting, an
                                                     employee benefits
                                                     consulting group; member
                                                     of the Fund Complex's
                                                     Audit Committee.

Charles A.                Trustee                    President, Winston
Donabedian Year of Birth:                            Financial, Inc., which
1943                                                 provides a variety of
                                                     marketing consulting
                                                     services to investment
                                                     management companies;
                                                     CEO, Winston Advisors,
                                                     Inc., an investment
                                                     advisor; member of the
                                                     Fund Complex's Audit
                                                     Committee.

James W. Didion Year of   Trustee                    Retired; formerly
Birth: 1930                                          Executive Vice President
                                                     of Core Source, Inc., an
                                                     employee benefit and
                                                     Workers' Compensation
                                                     administration and
                                                     consulting firm (1991 -
                                                     1997).

Jack W. Nicklaus Year of  Trustee                    Designer, Nicklaus
Birth: 1961                                          Design, a golf course
                                                     design firm and division
                                                     of The Nicklaus Companies.

(1) The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

                         Independent Auditors' Report

To the Shareholders and The Board of Trustees of the International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of the International Equity Portfolio (the Portfolio), including the schedule of investments, as of December 31, 2001, and the related statement of operations, statement of changes in net assets and the financial highlights for the period November 2, 2001 through December 31, 2001. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2001, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 22, 2002

Meeder
   Advisor Funds


       Manager and Investment Advisor:
       Meeder Asset Management
       6000 Memorial Drive
       P.O. Box 7177
       Dublin, Ohio 43017

       Subadvisor/The International Equity Portfolio
       CGU Fund Management
       No. 1 Poultry
       London, England EC2R 8EJ

       Board of Trustees
       Milton S. Bartholomew
       Dr. Roger D. Blackwell
       James Didion
       Charles Donabedian
       Robert S. Meeder, Sr.
       Robert S. Meeder, Jr.
       Jack Nicklaus II
       Walter L. Ogle

       Custodian
       U.S. Bank, N.A.
       Cincinnati, Ohio 45201

       Transfer Agent Dividend Disbursing Agent
       Mutual Funds Service Co.
       6000 Memorial Drive
       Dublin, Ohio 43017

       Auditors
       KPMG LLP
       Columbus, Ohio 43215


2001 Annual Report | December 31, 2001

--------------------------------------------------------------------------------

Meeder
   Advisor Funds

      P.O. Box 7177
      Dublin, Ohio 43017
      800-494-3539
      Distributed by
      Adviser Dealer Services, Inc.





--------------------------------------------------------------------------------